Other Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Total Rental Payments on Noncancelable Operating Leases
Future total rental payments on noncancelable operating leases are as follows:

Dollars in millions	Future rental payments (a)
2018	$86
2019	$70
2020	$57
2021	$48
2022	$41
Beyond 2022	$263

(a)	Amounts presented are net of subleases.